Working capital - Aged analysis of trade receivables net of allowances (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,155	£ 1,817
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	2,114	1,771
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	19	15
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	8	8
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	5	6
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	5	7
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	£ 4	£ 10